Portfolio of investments—January 31, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.08%
Brazil: 4.19%
Ambev SA ADR (Consumer staples, Beverages)	6,521,112	$18,128,691
B3 SA - Brasil Bolsa Balcao (Financials, Capital markets)	12,482,715	38,306,180
Banco Bradesco SA ADR (Financials, Banks)	2,866,268	11,608,385
Localiza Rent a Car SA (Industrials, Ground transportation)	2,184,893	20,089,682
Lojas Renner SA (Consumer discretionary, Specialty retail)	5,340,741	15,151,254
Multiplan Empreendimentos Imobiliarios SA (Real estate, Real estate management & development)	1,796,906	11,246,988
Petroleo Brasileiro SA ADR (Energy, Oil, gas & consumable fuels)	644,162	9,881,445
Raia Drogasil SA (Consumer staples, Consumer staples distribution & retail)	2,767,586	12,884,111
Suzano SA (Materials, Paper & forest products)	730,900	6,851,037
Vale SA Class B ADR (Materials, Metals & mining)	1,218,824	19,586,502
		163,734,275
Chile: 1.41%
Banco Santander Chile ADR (Financials, Banks)	543,282	19,134,392
Falabella SA (Consumer discretionary, Broadline retail)	1,565,972	12,157,461
Sociedad Quimica y Minera de Chile SA ADR (Materials, Chemicals)†	308,059	23,671,254
		54,963,107
China: 19.90%
Agora, Inc. ADR (Information technology, Software)†	1,084,765	4,523,470
Alibaba Group Holding Ltd. (Consumer discretionary, Broadline retail)	6,514,596	141,097,739
China Literature Ltd. (Communication services, Media)144A†	5,226,168	23,949,618
China Meidong Auto Holdings Ltd. (Consumer discretionary, Specialty retail)	9,373,400	1,751,791
GreenTree Hospitality Group Ltd. ADR (Consumer discretionary, Hotels, restaurants & leisure)	2,531,768	3,873,605
Kanzhun Ltd. ADR (Industrials, Professional services)	1,264,798	23,424,059
KE Holdings, Inc. ADR (Real estate, Real estate management & development)	1,650,000	30,888,000
Kingdee International Software Group Co. Ltd. (Information technology, Software)†	13,490,000	22,362,169
Li Auto, Inc. Class A (Consumer discretionary, Automobiles)†	2,856,000	24,110,444
Li Ning Co. Ltd. (Consumer discretionary, Textiles, apparel & luxury goods)	8,627,707	22,573,998
Meituan Class B (Consumer discretionary, Hotels, restaurants & leisure)144A†	5,044,870	62,769,468
PDD Holdings, Inc. ADR (Consumer discretionary, Broadline retail)†	363,639	36,745,721
SF Holding Co. Ltd. Class H (Industrials, Air freight & logistics)	1,800,000	8,207,268
Tencent Holdings Ltd. (Communication services, Interactive media & services)	2,874,600	222,988,390
Tencent Music Entertainment Group ADR (Communication services, Entertainment)	2,186,402	36,687,826
See accompanying notes to portfolio of investments
Allspring Emerging Markets Equity Fund | 1

Portfolio of investments—January 31, 2026 (unaudited)

	Shares	Value
China(continued)
Trip.com Group Ltd. (Consumer discretionary, Hotels, restaurants & leisure)	507,682	$31,310,555
Tsingtao Brewery Co. Ltd. Class H (Consumer staples, Beverages)	3,698,500	23,425,427
Want Want China Holdings Ltd. (Consumer staples, Food products)	44,482,800	26,876,104
Xiaomi Corp. Class B (Information technology, Technology hardware, storage & peripherals)144A†	2,859,700	12,995,142
Zepp Health Corp. ADR (Information technology, Electronic equipment, instruments & components)†	66,351	1,195,645
Zijin Mining Group Co. Ltd. Class H (Materials, Metals & mining)	2,774,000	14,878,279
		776,634,718
Colombia: 0.38%
Grupo Cibest SA ADR (Financials, Banks)	184,288	15,047,115
Hong Kong: 1.99%
AIA Group Ltd. (Financials, Insurance)	4,062,700	46,986,719
Sun Art Retail Group Ltd. (Consumer staples, Consumer staples distribution & retail)	47,955,400	9,453,452
WH Group Ltd. (Consumer staples, Food products)144A	18,188,195	21,372,951
		77,813,122
India: 13.97%
ASK Automotive Ltd. (Consumer discretionary, Automobile components)	2,559,155	12,406,633
Axis Bank Ltd. (Financials, Banks)	2,821,923	42,040,096
Bajaj Finance Ltd. (Financials, Consumer finance)	1,482,810	14,988,894
Bharti Airtel Ltd. (Communication services, Wireless telecommunication services)	3,909,052	83,660,831
Eternal Ltd. (Consumer discretionary, Hotels, restaurants & leisure)†	3,235,078	9,622,148
Fortis Healthcare Ltd. (Health care, Health care providers & services)	2,656,112	24,586,812
HDFC Bank Ltd. (Financials, Banks)	9,050,198	91,424,340
Hexaware Technologies Ltd. (Information technology, IT services)	1,170,834	8,878,546
Infosys Ltd. (Information technology, IT services)	869,831	15,517,246
ITC Ltd. (Consumer staples, Tobacco)	10,461,374	36,636,843
Kotak Mahindra Bank Ltd. (Financials, Banks)	3,515,910	15,594,415
Nexus Select Trust (Real estate, Retail REITs)	16,942,246	28,430,005
NTPC Green Energy Ltd. (Utilities, Independent power and renewable electricity producers)†	5,555,604	5,204,255
Reliance Industries Ltd. (Energy, Oil, gas & consumable fuels)	6,994,748	106,106,497
SBI Life Insurance Co. Ltd. (Financials, Insurance)144A	821,261	17,842,534
UltraTech Cement Ltd. (Materials, Construction materials)	235,820	32,542,455
		545,482,550
Indonesia: 3.39%
Astra International Tbk. PT (Industrials, Industrial conglomerates)	63,362,600	23,970,957
Bank Central Asia Tbk. PT (Financials, Banks)	64,589,400	28,475,517
Bank Rakyat Indonesia Persero Tbk. PT (Financials, Banks)	72,292,500	16,409,558
See accompanying notes to portfolio of investments
2 | Allspring Emerging Markets Equity Fund

Portfolio of investments—January 31, 2026 (unaudited)

	Shares	Value
Indonesia(continued)
Sumber Alfaria Trijaya Tbk. PT (Consumer staples, Consumer staples distribution & retail)	50,000,000	$5,198,094
Telkom Indonesia Persero Tbk. PT (Communication services, Diversified telecommunication services)	163,000,000	34,959,785
Telkom Indonesia Persero Tbk. PT New York Stock Exchange ADR (Communication services, Diversified telecommunication services)	1,112,471	23,495,388
		132,509,299
Luxembourg: 1.93%
Allegro.eu SA (Consumer discretionary, Broadline retail)144A†	1,314,716	10,812,272
InPost SA (Industrials, Air freight & logistics)†	3,114,527	48,731,802
Zabka Group SA (Consumer staples, Consumer staples distribution & retail)†	2,579,196	15,679,886
		75,223,960
Mauritius: 0.88%
MakeMyTrip Ltd. (Consumer discretionary, Hotels, restaurants & leisure)†	549,336	34,267,580
Mexico: 3.13%
America Movil SAB de CV ADR (Communication services, Wireless telecommunication services)	1,237,980	25,626,186
Becle SAB de CV (Consumer staples, Beverages)	10,041,483	10,583,893
Cemex SAB de CV ADR (Materials, Construction materials)	1,001,252	12,495,625
Fibra Uno Administracion SA de CV (Real estate, Diversified REITs)	8,777,357	13,651,211
Fomento Economico Mexicano SAB de CV ADR (Consumer staples, Beverages)	308,412	32,185,876
Grupo Financiero Banorte SAB de CV Class O (Financials, Banks)	1,323,566	14,921,548
Wal-Mart de Mexico SAB de CV (Consumer staples, Consumer staples distribution & retail)	3,969,400	12,596,872
		122,061,211
Peru: 0.37%
Credicorp Ltd. (Financials, Banks)	40,711	14,526,906
Philippines: 0.51%
Ayala Corp. (Industrials, Industrial conglomerates)	837,624	7,198,270
San Miguel Food & Beverage, Inc. (Consumer staples, Food products)	3,495,810	3,158,552
SM Investments Corp. (Industrials, Industrial conglomerates)	812,873	9,663,829
		20,020,651
Russia: 0.00%
Ozon Holdings PLC ADR (Acquired 11-24-2020, cost $2,412,000) (Consumer discretionary, Broadline retail)♦‡†˃«	80,400	0
Sberbank of Russia PJSC (Acquired 8-18-2011, cost $17,232,150) (Financials, Banks)♦†˃	6,000,456	0
		0
See accompanying notes to portfolio of investments
Allspring Emerging Markets Equity Fund | 3

Portfolio of investments—January 31, 2026 (unaudited)

	Shares	Value
Saudi Arabia: 0.40%
Saudi Arabian Oil Co. (Energy, Oil, gas & consumable fuels)144A	2,255,150	$15,502,406
Singapore: 1.86%
Grab Holdings Ltd. Class A (Industrials, Ground transportation)†	8,426,062	36,232,066
Sea Ltd. ADR (Consumer discretionary, Broadline retail)†	310,740	36,198,103
		72,430,169
South Africa: 3.34%
Gold Fields Ltd. ADR (Materials, Metals & mining)	136,466	6,839,676
MTN Group Ltd. (Communication services, Wireless telecommunication services)	3,207,324	35,923,617
Shoprite Holdings Ltd. (Consumer staples, Consumer staples distribution & retail)	3,311,500	54,615,791
Standard Bank Group Ltd. (Financials, Banks)	1,777,090	32,863,582
		130,242,666
South Korea: 18.68%
KT Corp. ADR (Communication services, Diversified telecommunication services)	2,544,713	53,235,396
KT&G Corp. (Consumer staples, Tobacco)	246,091	26,311,939
LG Chem Ltd. (Materials, Chemicals)	86,809	18,725,993
NAVER Corp. (Communication services, Interactive media & services)	272,000	51,966,097
Samsung Electronics Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	2,658,046	296,384,871
Samsung Life Insurance Co. Ltd. (Financials, Insurance)	138,161	18,074,001
Samsung SDI Co. Ltd. (Information technology, Electronic equipment, instruments & components)†	42,064	11,397,082
SK Hynix, Inc. (Information technology, Semiconductors & semiconductor equipment)	348,767	220,250,940
SK Telecom Co. Ltd. (Communication services, Wireless telecommunication services)	466,000	23,471,585
SK Telecom Co. Ltd. New York Stock Exchange ADR (Communication services, Wireless telecommunication services)	330,000	9,302,700
		729,120,604
Taiwan: 17.57%
104 Corp. (Industrials, Professional services)	1,655,000	11,648,634
Delta Electronics, Inc. (Information technology, Electronic equipment, instruments & components)	893,000	34,619,002
MediaTek, Inc. (Information technology, Semiconductors & semiconductor equipment)	1,165,881	65,203,386
President Chain Store Corp. (Consumer staples, Consumer staples distribution & retail)	2,011,000	13,643,105
Taiwan Semiconductor Manufacturing Co. Ltd. (Information technology, Semiconductors & semiconductor equipment)	7,755,224	437,417,305
See accompanying notes to portfolio of investments
4 | Allspring Emerging Markets Equity Fund

Portfolio of investments—January 31, 2026 (unaudited)

	Shares	Value
Taiwan(continued)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Information technology, Semiconductors & semiconductor equipment)	301,052	$99,515,749
Uni-President Enterprises Corp. (Consumer staples, Food products)	10,441,368	23,789,199
		685,836,380
Thailand: 2.53%
Bangkok Dusit Medical Services PCL Class F (Health care, Health care providers & services)	33,500,000	21,506,436
PTT Exploration & Production PCL (Energy, Oil, gas & consumable fuels)	2,822,639	10,989,139
PTT PCL (Energy, Oil, gas & consumable fuels)	20,756,300	22,593,462
SCB X PCL (Financials, Banks)	2,719,500	11,711,179
Thai Beverage PCL (Consumer staples, Beverages)	84,927,000	32,045,405
		98,845,621
United Arab Emirates: 0.45%
Americana Restaurants International PLC (Consumer discretionary, Hotels, restaurants & leisure)	14,709,454	6,447,970
Talabat Holding PLC (Consumer discretionary, Hotels, restaurants & leisure)	43,475,387	11,009,424
		17,457,394
United States: 1.20%
MercadoLibre, Inc. (Consumer discretionary, Broadline retail)†	10,337	22,201,705
Southern Copper Corp. (Materials, Metals & mining)	130,257	24,790,513
		46,992,218
Total common stocks (Cost $1,869,529,215)		3,828,711,952

	Interest rate	Maturity date	Principal
Convertible debentures: 0.00%
Brazil: 0.00%
Lupatech SA Series 1 (Energy, Oil & gas services)♦†	6.50%	4-15-2049	$303,000	0
Total convertible debentures (Cost $160,691)				0

	Dividend rate	Shares
Preferred stocks: 0.98%
Brazil: 0.98%
Gerdau SA (Materials, Metals & mining)	0.05	3,800,900	16,192,329
Itau Unibanco Holding SA (Financials, Banks)†	0.00	1,294,813	11,194,526
Localiza Rent a Car SA (Industrials, Ground transportation)†	0.00	84,034	745,053
Petroleo Brasileiro SA (Energy, Oil, gas & consumable fuels)	0.06	1,403,200	10,067,898
Total preferred stocks (Cost $28,677,828)			38,199,806
See accompanying notes to portfolio of investments
Allspring Emerging Markets Equity Fund | 5

Portfolio of investments—January 31, 2026 (unaudited)

		Yield	Shares	Value
Short-term investments: 1.74%
Investment companies: 1.74%
Allspring Government Money Market Fund Select Class♠∞		3.63%	67,758,691	$67,758,691
Total short-term investments (Cost $67,758,691)				67,758,691
Total investments in securities (Cost $1,966,126,425)	100.80%			3,934,670,449
Other assets and liabilities, net	(0.80)			(31,242,744)
Total net assets	100.00%			$3,903,427,705

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
‡	Security is valued using significant unobservable inputs.
˃
Restricted security as to resale, excluding Rule 144A securities. The Fund held restricted securities with an aggregate current value of $0 (an aggregate original cost of $19,644,150), representing 0.00% of its net assets as of period end.

«	This security is on loan pending return from the lending agent.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$60,669,542	$109,226,806	$(102,137,657)	$0	$0	$67,758,691	67,758,691	$466,842
See accompanying notes to portfolio of investments
6 | Allspring Emerging Markets Equity Fund

Notes to portfolio of investments—January 31, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2026, such fair value pricing was used in pricing certain foreign securities.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Fund, along with other Allspring Funds, participated through March 29, 2023, the termination date, in a securities lending program (the “Program”) for Allspring Funds. The Fund received cash collateral in connection with its securities lending transactions, which collateral was invested in Securities Lending Cash Investments, LLC, an affiliated non-registered investment company, which was liquidated upon termination of the Program. Effective at the close of business on March 29, 2023, the Fund has one unsettled loan which is fully collateralized by cash and will continue to hold the cash collateral until the security is returned to the Fund.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in
Allspring Emerging Markets Equity Fund | 7

Notes to portfolio of investments—January 31, 2026 (unaudited)
active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Brazil	$163,734,275	$0	$0	$163,734,275
Chile	54,963,107	0	0	54,963,107
China	776,634,718	0	0	776,634,718
Colombia	15,047,115	0	0	15,047,115
Hong Kong	77,813,122	0	0	77,813,122
India	545,482,550	0	0	545,482,550
Indonesia	132,509,299	0	0	132,509,299
Luxembourg	75,223,960	0	0	75,223,960
Mauritius	34,267,580	0	0	34,267,580
Mexico	122,061,211	0	0	122,061,211
Peru	14,526,906	0	0	14,526,906
Philippines	20,020,651	0	0	20,020,651
Russia	0	0	0	0
Saudi Arabia	0	15,502,406	0	15,502,406
Singapore	72,430,169	0	0	72,430,169
South Africa	130,242,666	0	0	130,242,666
South Korea	729,120,604	0	0	729,120,604
Taiwan	685,836,380	0	0	685,836,380
Thailand	98,845,621	0	0	98,845,621
United Arab Emirates	11,009,424	6,447,970	0	17,457,394
United States	46,992,218	0	0	46,992,218
Convertible debentures	0	0	0	0
Preferred stocks
Brazil	38,199,806	0	0	38,199,806
Short-term investments
Investment companies	67,758,691	0	0	67,758,691
Total assets	$3,912,720,073	$21,950,376	$0	$3,934,670,449
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At January 31, 2026, the Fund did not have any transfers into/out of Level 3.
8 | Allspring Emerging Markets Equity Fund